Note 17 - Other, Net (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Nonoperating Income (Expense)	$ (6,034)	$ 115
Strategic Cooperation Agreement [Member] | Cargill International S.A. ("Cargill") [Member]
Other Nonoperating Income (Expense)	$ (5,624)